Accrued expenses and other payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses and other payables

Note 11 – Accrued expenses and other payables

Accrued expenses and other payables as of December 31, 2022 and December 31, 2021 consisted of the following:

	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Accrued expenses	$141,053	$46,497
Other payables	$348,289	$625,415
Deposit received	$-	$103,981
Total accrued expenses and other payables	$489,342	$775,893

All short term payables are measured at undiscounted amounts because the effect of discounting is immaterial.